Description of business - Additional information (Details) - USD ($) $ in Millions						1 Months Ended	12 Months Ended
	Dec. 01, 2017	Oct. 05, 2017	Jan. 03, 2017	Oct. 01, 2015	Aug. 12, 2014	Aug. 28, 2014	Dec. 31, 2021	Dec. 31, 2016	Oct. 18, 2019	Jan. 26, 2018
Condensed Financial Statements, Captions [Line Items]
Maximum Offering Amount									$ 120.0	$ 120.0
Subordinated Unit [Member]
Condensed Financial Statements, Captions [Line Items]
Limited Partners' Capital Account, Units Issued					13,156,060
Hoegh LNG Holdings Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Limited Partners' Capital Account, Units Issued					2,116,060
Percentage of incentive distribution rights					100.00%
Percentage of Partnership Interest					58.00%
Hoegh LNG Lampung Pte. Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest							100.00%
Mitsui O.S.K. Lines, Ltd. and Tokyo LNG Tanker Co. [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage							50.00%
Hoegh LNG FSRU IV Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Non Cancellable Lease Expiration Term								10 years
Lease Expiration Term								10 years
Lease Initial Term								20 years
Hoegh LNG FSRU IV Ltd [Member] | Maximum
Condensed Financial Statements, Captions [Line Items]
Lease Expiration Term								15 years
Hoegh LNG FSRU IV Ltd [Member] | Minimum
Condensed Financial Statements, Captions [Line Items]
Lease Expiration Term								10 years
Hoegh LNG FSRU III Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				100.00%
Sociedad Portuaria El Cayao [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership Interest By Private Equity Investors								49.00%
Sociedad Portuaria El Cayao [Member] | Promigas S.A. ESP [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest								51.00%
Hoegh Lng Colombia Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest								51.00%
Hoegh LNG Partners LP [Member] | Series A Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Preferred Stock, Dividend Rate, Percentage		8.75%
Limited Partners' Capital Account, Units Issued		4,600,000
Proceeds from Issuance of Preferred Limited Partners Units		$ 110.9
Hegh LNG Colombia Holding Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	49.00%		51.00%
Underwritten Public Offering [Member]
Condensed Financial Statements, Captions [Line Items]
Partners' Capital Account, Public Sale of Units Net of Offering Costs								$ 111.5
Limited Partners' Capital Account, Units Issued								6,588,389
Subsidiaries | Hoegh LNG Holdings Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest						100.00%
IPO [Member]
Condensed Financial Statements, Captions [Line Items]
Partners' Capital Account, Public Sale of Units Net of Offering Costs					$ 203.5
Exercise Of Option, Additional Common Units					1,440,000
Limited Partners' Capital Account, Units Issued					11,040,000